CURRENT ASSETS AND CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
CURRENT ASSETS AND CURRENT LIABILITIES
Schedule of accounts payable and accrued liabilities

As at December 31,	2017	2016

Accounts payable	$5,676	$5,660
Accrued salaries, incentives and severance	4,304	5,161
Accrued interest payable	6,016	5,201
Accrued construction payable	12,622	1,922
Accrued professional fees	2,434	2,283
Accrued employee unit-based compensation	3,416	1,474
Accrued trustee/director unit-based compensation	1,367	6,568
Accrued property operating costs	3,110	499
Other accrued liabilities	4,397	2,697

	$43,342	$31,465